INCOME TAXES (Schedule of Income (Loss) Before Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Domestic	$ 9,081	$ 10,485	$ (3,393)
Foreign	1,816	(92,065)	6,453
Income (Loss) before Taxes on Income	$ 10,897	$ (81,580)	$ 3,060